CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (FY) - USD ($) $ in Thousands	Total	Share Capital	Retained Earnings	Exchange Reserve	Other Reserve	Invested Capital
Beginning balance at Dec. 31, 2019	$ (61,618)					$ (61,618)
Profit / (loss) for the year	(55,826)					(55,826)
Other comprehensive income / (loss)	905					905
Capital contribution received from related party	420,000					420,000
Deemed distribution to related parties	(157,557)					(157,557)
Ending balance at Dec. 31, 2020	145,904					145,904
Profit / (loss) for the year	82,643		$ 67,169			15,474
Other comprehensive income / (loss)	(195)			$ (195)
Capital share allotment relating to the Reorganization		$ 1			$ (1)
Share-based payments	88,355				88,355
Recognition of equity component of convertible debt	683				683
Deemed distribution to related parties	(29,311)					(29,311)
Reclassification of invested capital					132,067	$ (132,067)
Ending balance at Dec. 31, 2021	288,079	1	67,169	(195)	221,104
Profit / (loss) for the year	(25,194)		(25,194)
Share-based payments	54,425				54,425
Ending balance at Jun. 30, 2022	317,310		41,975	(195)	275,530
Beginning balance at Dec. 31, 2021	288,079	1	67,169	(195)	221,104
Profit / (loss) for the year	(60,366)		(60,366)
Other comprehensive income / (loss)	(22)			(22)
Share-based payments	90,648				90,648
Ending balance at Dec. 31, 2022	318,339	$ 1	6,803	(217)	311,752
Profit / (loss) for the year	(49,827)		(49,827)
Other comprehensive income / (loss)	9			9
Share-based payments	21,847				21,847
Ending balance at Jun. 30, 2023	$ 308,464		$ (43,024)	$ (208)	$ 351,696